STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities
Net loss	$ (7,790,924)	$ (1,171,439)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	47,700	0
Amortization	233,683	58,754
Amortization of debt discount	780,724	0
Impairment of goodwill and intangible assets	2,938,247	198,193
Stock based compensation expense	516,215	75,410
Financing cost	180,609	0
Change in fair value of derivative financial instruments	150,094	0
Shares issued for loan and interest	0	120,000
Loss on conversion of convertible note to common stock	0	426,000
Loss on exercise of warrants	0	60,000
Changes in assets and liabilities
Right of use lease asset	59,486	0
Accounts payable	914,371	44,214
Prepaid expenses	0	30,000
Payroll payable	0	84,512
Accrued interest	21,079	33,701
Lease liability	(59,486)	0
Due to related party	79,367	6,557
Net cash used in operating activities	(1,928,835)	(34,098)
Cash Flows from Investing Activities
Acquisition of software	(1,089)	(85,871)
Net cash used in investing activities	(1,089)	(85,871)
Cash Flows from Financing Activities
Proceeds from the issuance of common shares for cash	0	30,000
Proceeds from the issuance of preferred shares for cash	403,000	0
Proceeds from issuance of convertible notes	1,635,900	0
Proceeds from issuance of promissory notes	0	90,000
Repayment of promissory notes	(55,000)	0
Net cash provided by financing activities	1,983,900	120,000
Net Increase in Cash	53,976	31
Net Change in Cash
Cash at beginning of year	33	2
Cash at end of year	54,009	33
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	14,004	0
Cash paid during the period for income tax	0	0
Schedule of non-cash investing and financing activities:
Contingent equity consideration issued in acquisition	14,605,921	0
Conversion of contingent equity consideration payable to equity	11,282,729	0
Conversion of Series A Preferred Stock to Class A Common Stock	74	0
Conversion of convertible debt to equity	843,200	540,000
Recognition of operating lease: right of use asset and lease liability	96,347	0
Fair value of warrants issued as deferred offering cost	990,614	0
Fair value of convertible debt beneficial conversion feature allocated to proceeds of debt	795,420	0
Fair value of warrants allocated to proceeds of debt	191,995	0
Fair value of common shares allocated to proceeds of debt	24,838	0
Deferred offering costs payable in stock	450,000	0
Contingent equity consideration payable from acquisition	3,323,192	0
Forgiveness of accrued payroll	$ 0	$ 135,000